INVENTORY	12 Months Ended
Dec. 31, 2015
INVENTORY [Abstract].
INVENTORY
NOTE 6 -	INVENTORY

Inventory is composed of the following:

	December 31,
	2015	2014

Raw materials and components	$9,823	$11,333
Work in progress	19,798	14,673
Spare parts	6,340	8,956
Finished goods	703	515

	$36,664	$35,477